Organization and Summary of Significant Accounting Policies - Fair Value Valuation (FY) (Details) - Significant Unobservable Inputs (Level 3) - Warrants - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Dividend yield	0.00%	0.00%
Weighted average fair value (USD per share)	$ 0.80	$ 0.49
Minimum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk-free interest rate	2.20%	1.64%
Volatility	89.00%	77.25%
Expected term (in years)	5 years 15 days	4 years 9 months
Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk-free interest rate	2.20%	1.99%
Volatility	89.41%	81.03%
Expected term (in years)	5 years 2 months 1 day	6 years 2 months 1 day